J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund

JPMORGAN TRUST IV

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 21, 2023

to the current Summary Prospectuses and Prospectuses

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

JPMorgan Short-Intermediate Municipal Bond Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2006	Managing Director
Michelle Hallam	2023	Managing Director

JPMorgan Ultra-Short Municipal Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Taormina	2016	Managing Director
Josh Brunner	2023	Executive Director
Curtis White	2023	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan Short-Intermediate Municipal Bond Fund

Kevin M. Ellis is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Short-Intermediate Municipal Bond Fund, and has been involved in the day-to-day management of the since June 2006. Mr. Ellis, CFA charterholder and Managing Director, is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM and/or its affiliates since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Previously, Mr. Ellis worked at Alliance Capital/Sanford Bernstein from 1995 through 2003 as a municipal bond trader. Michelle Hallam, managing director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) Group. Based in New York, Mrs. Hallam is a senior portfolio manager for the Municipal Strategies Team and manages mutual funds, as well as fixed income portfolios for institutional clients, insurance companies and private clients. In addition to her tax-exempt portfolio management responsibilities, Mrs. Hallam is the taxable municipal lead portfolio manager, where she and her team provide advisory and execution for GFICC broad market strategies as it relates to taxable municipal securities. An employee of JPMIM since 1999, she previously worked as an analyst in the U.S. Institutional Fixed Income Group. She began her career

SUP-PR-323

at JPMIM in July 1999 as an analyst in the Internal Consulting Services program, where she worked on projects in Investment Management and Financial Risk Management. Mrs. Hallam holds a B.S. in economics from Cornell University and is a CFA charterholder.

JPMorgan Ultra-Short Municipal Fund

Richard Taormina, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Ultra-Short Municipal Fund. Mr. Taormina has been an employee of JPMIM since 1997. Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts and quantitative analysis. Josh Brunner, executive director, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Based in Columbus, Ohio, Mr. Brunner is a portfolio manager for the Tax Aware Strategies team and is responsible for managing tax free managed income portfolios including credit customized portfolios. An employee of JPMIM since 2000, Mr. Brunner was previously a tax-free trader for the same group. Before joining the firm, he worked in operations and sales support at AIM Mutual Funds. Mr. Brunner holds a B.A. in psychology from the University of Texas and is a CFA charterholder. Curtis White, executive director, is a member of the GFICC group. Based in New York, Mr. White is a portfolio manager for the Tax Aware Strategies team. An employee of JPMIM since 1997, Mr. White was previously a portfolio manager for the Global Liquidity team and managed various tax-exempt money market funds as well as individual account portfolios. Prior to this, Mr. White was a performance analyst. Before joining the firm, he worked for BISYS Fund Services as a mutual fund accountant and was a personal financial advisor for American Express Financial Advisors. Mr. White holds a B.S.B.A. in finance/business management from Slippery Rock University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

J.P. MORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund

J.P. MORGAN TRUST IV

JPMorgan Ultra-Short Municipal Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 21, 2023

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2022:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short-Intermediate Municipal Bond Fund
Michelle Hallam[1]	3	1,237,725	0	0	95	3,102,714
Kevin M. Ellis	6	5,833,615	0	0	124	3,671,917

Ultra-Short Municipal Fund
Josh Brunner[1]	1	2,636,101	0	0	43	519,618
Curtis White[1]	1	2,636,101	0	0	34	375,536
Richard Taormina	7	9,514,421	0	0	4	1,752,741

[1]	As of [1/31/2023].

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2022:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short-Intermediate Municipal Bond Fund
Michelle Hallam[1]	0	0	0	0	0	0
Kevin M. Ellis	0	0	0	0	0	0

Ultra-Short Municipal Fund
Josh Brunner[1]	0	0	0	0	0	0
Curtis White[1]	0	0	0	0	0	0
Richard Taormina	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
[1]	As of [1/31/2023].

SUP-SAI-323

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2022. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short-Intermediate Municipal Bond Fund
Michelle V. Hallam[1]	X
Kevin M. Ellis	X

Ultra-Short Municipal Fund
Josh Brunner[1]	X
Curtis White[1]	X
Richard Taormina			X

[1]	As of [1/31/2023].

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE